Capital Risk (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources	This table shows our qualifying regulatory capital:

	30 June 2025	31 December 2024
	£m	£m
CET1 capital instruments and reserves:
- Capital instruments	7,060	7,060
- Retained earnings	5,758	5,258
- Accumulated other reserves	144	(325)
CET1 capital before regulatory adjustments	12,962	11,993
CET1 regulatory adjustments:
- Additional value adjustments	(13)	(14)
- Goodwill (net of tax)	(1,126)	(1,129)
- Other intangibles	(321)	(340)
– Fair value reserves related to gains or losses on cash flow hedges[1]	(151)	311
- Negative amounts resulting from the calculation of regulatory expected loss amounts	(688)	(658)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(2)	1
- Defined benefit pension fund assets	(381)	(316)
- Dividend accrual	(286)	(3)
- IFRS 9 Transitional Adjustment	—	12
CET1 capital	9,994	9,857
AT1 capital instruments:
- Capital instruments	2,100	2,100
AT1 capital	2,100	2,100
Tier 1 capital	12,094	11,957
Tier 2 capital instruments:
- Capital instruments	2,172	2,203
- Amount of qualifying items subject to phase out from Tier 2	—	182
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	(366)	(401)
Tier 2 capital	1,806	1,984
Total capital	13,900	13,941
1.Amount includes £1.5m (2024: £0.6m) for cashflow hedge reserves at FVOCI.
Disclosure of Movements in Regulatory Capital	Movements in regulatory capital

	CET1 capital	AT1 capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2025	9,857	2,100	1,984	13,941
- Retained earnings	500	—	—	500
- Other reserves	469	—	—	469
- Additional value adjustments	1	—	—	1
- Goodwill (net of tax)	3	—	—	3
- Other intangibles	19	—	—	19
- Fair value reserves related to gains or losses on cash flow hedges	(462)	—	—	(462)
- Negative amounts resulting from the calculation of regulatory expected loss amounts	(30)	—	—	(30)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(3)	—	—	(3)
- Defined benefit pension fund assets	(65)	—	—	(65)
- Dividend accrual	(283)	—	—	(283)
- IFRS 9 Transitional Adjustment	(12)	—	—	(12)
- Capital instruments	—	—	(31)	(31)
- Amounts of qualifying items subject to phase out from Tier 2	—	—	(182)	(182)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation and repurchases	—	—	35	35
At 30 June 2025	9,994	2,100	1,806	13,900